Accruals - Summary of Accruals (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accrued interest	€ 183	€ 131
Accrued expenses	147	106
At December 31	€ 329	€ 237